UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03310

Name of Fund:  Retirement Reserves Money Fund of Retirement Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae:
0.24%, 2/01/16(a)	$20,000	$19,999,867
0.33%, 3/01/16(a)	12,000	11,996,700
0.35%, 3/23/16(a)	25,000	24,987,361
0.45%, 7/20/17(b)	6,000	5,999,547
0.44%, 8/16/17(b)	10,000	9,998,441
0.44%, 10/05/17(b)	10,500	10,497,308
Federal Farm Credit Bank:
0.20%, 2/04/16(a)	24,525	24,524,455
0.42%, 11/10/16(b)	12,000	11,999,057
0.45%, 3/16/17(b)	13,000	12,997,015
0.50%, 11/20/17(b)	10,000	9,999,088
0.46%, 11/22/17(b)	9,000	8,998,341
0.56%, 12/04/17(b)	15,000	15,000,000
0.54%, 1/23/18(b)	3,745	3,745,073
Federal Home Loan Bank:
0.18%, 2/01/16 - 2/07/17(a)(b)	13,000	12,999,160
0.18%, 2/01/16(a)	13,000	12,999,935
0.22%, 2/10/16(a)	10,000	9,999,375
0.13%, 2/11/16(a)	7,000	6,999,722
0.23%, 2/19/16(a)	27,000	26,996,665
0.29%, 2/26/16(a)	12,000	11,997,487
0.32%, 3/02/16(a)	20,000	19,994,575
0.32%, 3/02/16(a)	20,000	19,994,885
0.25%, 3/08/16(a)	15,000	14,996,146
0.32%, 3/14/16(a)	17,000	16,993,502
0.38%, 4/08/16 - 4/22/16(a)	24,645	24,626,137
0.36%, 4/13/16(a)	28,500	28,479,195
0.38%, 4/22/16(a)	3,000	2,997,267
0.40%, 4/27/16(a)	22,000	21,978,733
0.41%, 4/29/16(a)	21,000	20,979,406
0.39%, 5/26/16(a)	10,000	9,987,433
0.34%, 11/25/16(b)	15,000	15,000,000
0.57%, 1/06/17(b)	10,000	10,000,000
0.34%, 8/25/17(b)	7,885	7,885,000
Freddie Mac (a):
0.23%, 3/10/16	13,000	12,996,761
0.32%, 4/06/16	25,000	24,985,333
0.49%, 4/11/16	21,000	20,979,706
0.46%, 4/14/16	17,000	16,983,926
0.36%, 4/20/16	25,000	24,980,555
0.51%, 4/27/16	17,000	16,979,048
0.39%, 5/06/16	10,965	10,953,596
0.44%, 6/02/16	15,500	15,476,698
Freddie Mac Discount Notes (a):
0.19%, 2/25/16	15,270	15,267,985
0.46%, 7/22/16	14,000	13,969,052
Total U.S. Government Sponsored Agency Obligations — 61.6%		640,219,536

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.23%, 2/04/16	$30,000	$29,999,294
0.60%, 6/16/16	10,000	9,977,737
U.S. Treasury Notes:
4.50%, 2/15/16	24,000	24,041,459
0.47%, 10/31/17(b)	12,608	12,601,693
Total U.S. Treasury Obligations — 7.4%		76,620,183

Repurchase Agreements
BNP Paribas Securities Corp., 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $20,000,583, collateralized by various U.S. Treasury Obligations, 0.00% to 3.25%, due 2/15/16 to 2/15/40, original par and fair values of $19,788,557 and $20,400,000, respectively)	20,000	20,000,000
BNP Paribas Securities Corp., 0.37%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $13,000,401, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 5.00%, due 9/01/30 to 10/20/45, original par and fair values of $15,207,879 and $13,342,039, respectively)	13,000	13,000,000
BNP Paribas Securities Corp., 0.32%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $38,002,364, collateralized by various U.S. Treasury Obligations, 0.13% to 3.63%, due 10/15/17 to 8/15/43, original par and fair values of $33,124,000 and $38,760,009, respectively)	38,000	38,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $72,502,048)		71,000,000

RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2016	1

Schedule of Investments (continued)	Retirement Reserves Money Fund

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.37%, 2/02/16 (Purchased on 1/26/16 to be repurchased at $23,001,655, collateralized by various U.S. Government Sponsored Agency Obligations, 2.55% to 6.37%, due 3/01/23 to 6/16/43, original par and fair values of $24,355,758 and $23,696,321, respectively)	$23,000	$23,000,000
Goldman Sachs & Co., 0.37%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $13,000,935, collateralized by a U.S. Government Sponsored Agency Obligation, 3.00%, due 10/01/30, original par and fair value of $13,165,433 and $13,390,001, respectively)	13,000	13,000,000
Total Value of Goldman Sachs & Co. (collateral value of $37,086,322)		36,000,000
J.P. Morgan Securities LLC, 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $10,000,283, collateralized by a U.S. Treasury Obligation, 2.50%, due 2/15/45, original par and fair value of $10,730,000 and $10,203,749, respectively)	10,000	10,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $10,203,749)		10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $20,000,533, collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/43, original par and fair value of $16,852,100 and $20,400,085, respectively)	20,000	20,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $21,793,617, collateralized by a U.S. Government Sponsored Agency Obligation, 3.50%, due 10/20/42, original par and fair value of $34,010,788 and $22,228,860, respectively)	$21,793	$21,793,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $42,628,945)		41,793,000
Mizuho Securities USA, Inc., 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $48,001,400, collateralized by various U.S. Government Sponsored Agency Obligations, 4.58% to 6.37%, due 7/15/28 to 10/20/45, original par and fair values of $878,350,626 and $51,360,000, respectively)	48,000	48,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $51,360,000)		48,000,000
Morgan Stanley & Co. LLC, 0.29%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $45,001,088 collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.50%, due 5/17/17 to 6/15/45, original par and fair values of $45,291,307 and $45,900,000, respectively)	45,000	45,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $45,900,000)		45,000,000
RBC Capital Markets LLC, 0.29%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $20,000,483, collateralized by various U.S. Treasury Obligations, 1.50% to 2.13%, due 6/30/19 to 6/30/22, original par and fair values of $19,930,462 and $20,400,001, respectively)	20,000	20,000,000

2	RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2016

Schedule of Investments (continued)	Retirement Reserves Money Fund

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $20,000,517, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 4.00%, due 7/20/41 to 12/20/45, original par and fair values of $27,257,794 and $20,426,344, respectively)	$20,000	$20,000,000
Total Value of RBC Capital Markets LLC (collateral value of $40,826,345)		40,000,000
TD Securities (USA) LLC, 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $20,000,583, collateralized by various U.S. Government Treasury Obligations, 0.00% to 1.50%, due 7/28/16 to 5/31/20, original par and fair values of $20,445,000 and $20,400,025, respectively)	20,000	20,000,000

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $20,000,550, collateralized by various U.S. Treasury Obligations, 0.00% to 1.50%, due 7/28/16 to 5/31/20, original par and fair values of $20,445,000 and $20,400,025, respectively)	$20,000	$20,000,000
Total Value of TD Securities (USA) LLC (collateral value of $40,800,050)		40,000,000
Total Repurchase Agreements — 31.9%		331,793,000
Total Investments (Cost — $1,048,632,719*) — 100.9%		1,048,632,719
Liabilities in Excess of Other Assets — (0.9)%		(8,915,641)

Net Assets — 100.0%		$1,039,717,078

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2016	3

Schedule of Investments (concluded)	Retirement Reserves Money Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Government Sponsored Agency Obligations	—	$640,219,536	—	$640,219,536
U.S. Treasury Obligations	—	76,620,183	—	76,620,183
Repurchase Agreements	—	331,793,000	—	331,793,000

Total	—	$1,048,632,719	—	$1,048,632,719

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $123 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

4	RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 22, 2016